Acquisitions - Preliminary Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Aug. 01, 2016	Mar. 31, 2016	Jan. 15, 2016	Dec. 31, 2015	Nov. 02, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Assets held for sale	$ 0				$ 33,257
Goodwill	2,986,064				1,063,200		$ 1,002,129
Liabilities held for sale	$ 0				$ (3,535)
Digital Realty
Business Acquisition [Line Items]
Cash and cash equivalents		$ 4,073
Accounts receivable		1,507
Other current assets		794
Property, plant and equipment		143,972
Goodwill		48,835
Intangible assets		11,758
Other assets		81
Total assets acquired		211,020
Accounts payable and accrued expenses		(2,044)
Other current liabilities		(2,798)
Deferred tax liabilities		(42,395)
Other liabilities		(755)
Net assets acquired		$ 163,028
Telecity Group plc
Business Acquisition [Line Items]
Cash and cash equivalents				$ 73,368
Accounts receivable				24,042
Other current assets				41,079
Assets held for sale				877,650
Property, plant and equipment				1,058,583
Goodwill				2,215,567
Intangible assets				694,243
Deferred tax assets				994
Other assets				4,102
Total assets acquired				4,989,628
Accounts payable and accrued expenses				(84,367)
Accrued property, plant and equipment				(3,634)
Other current liabilities				(27,233)
Liabilities held for sale				(155,650)
Capital lease and other financing obligations				(165,365)
Mortgage and loans payable				(592,304)
Deferred tax liabilities			$ (19,500)	(176,168)
Other liabilities				(40,021)
Net assets acquired				$ 3,744,886
Bit-isle
Business Acquisition [Line Items]
Cash and cash equivalents						$ 33,198
Accounts receivable						7,359
Other current assets						51,038
Long-term investments						3,806
Property, plant and equipment						308,985
Goodwill						95,444
Intangible assets						111,374
Other assets						22,981
Total assets acquired						634,185
Accounts payable and accrued expenses						(15,028)
Accrued property, plant and equipment						(465)
Other current liabilities						(8,689)
Capital lease and other financing obligations						(108,833)
Mortgage and loans payable						(190,227)
Deferred tax liabilities						(32,192)
Other liabilities						(3,384)
Net assets acquired						$ 275,367